Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41107
Entity Registrant Name	Codere Online Luxembourg, S.A.
Entity Central Index Key	0001866782
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	7 rue Robert Stümper
Entity Address, Address Line Two	L-2557 Luxembourg
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	B255798
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	45,297,900
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	206
Auditor Name	MaloneBailey LLP
Auditor Location	Houston
Ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CDRO
Security Exchange Name	NASDAQ
Warrants [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	CDROW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avda. Bruselas, 26
Entity Address, Address Line Two	Alcobendas
Entity Address, City or Town	Madrid
Entity Address, Country	LU
Entity Address, Postal Zip Code	28108
City Area Code	+34
Local Phone Number	91354 28 00
Contact Personnel Name	Guillermo Lancha
Contact Personnel Email Address	ir@codereonline.com